Share-Based Payment (Details) - USD ($) $ in Thousands					1 Months Ended								12 Months Ended
	Dec. 01, 2024	Dec. 31, 2023	Sep. 06, 2023	Apr. 22, 2022	Oct. 31, 2025	Dec. 31, 2024	Oct. 31, 2024	Mar. 31, 2024	Feb. 29, 2024	Jun. 30, 2023	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2025
Share-Based Payment [Line Items]
Unrecognized share-based compensation expenses (in Dollars)													$ 540
2021 Share Incentive Plan [Member]
Share-Based Payment [Line Items]
Percentage of shares outstanding				3.00%
2021 Share Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Payment [Line Items]
Number of adjusted shares												1,402,000
Number of shares grant												93,467
2021 Share Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share-Based Payment [Line Items]
Number of share issued				120,844
Number of adjusted shares				1,812,663
2023 Share Incentive Plan [Member]
Share-Based Payment [Line Items]
Percentage of shares outstanding			6.00%
2023 Share Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share-Based Payment [Line Items]
Number of share issued			91,786
Number of adjusted shares			1,376,792
An employee [Member] | 2021 Share Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Payment [Line Items]
Granted RSUs									10,000		26,667
Share grant adjusted									150,000		400,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period									4 years		4 years
Six employees [Member] | 2021 Share Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Payment [Line Items]
Granted RSUs										45,893
Share grant adjusted										688,396
One consultant [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Payment [Line Items]
Granted RSUs		13,333					3,333
Share grant adjusted		200,000					50,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period							2 years
Four employees [Member] | 2021 Share Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Payment [Line Items]
Granted RSUs									22,734
Share grant adjusted									341,017
Two consultants [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Payment [Line Items]
Granted RSUs								2,333
Share grant adjusted								35,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period								1 year
Ten Employees and One Consultant [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Payment [Line Items]
Granted RSUs							52,718
Share grant adjusted							790,770
Eighteen employees [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Payment [Line Items]
Granted RSUs						22,300
Share grant adjusted						334,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period						3 years
Twenty-four employees and two consultants [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Payment [Line Items]
Granted RSUs	137,167
Share grant adjusted						2,057,500
Four employees and one consultants [Member] | 2021 Share Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Payment [Line Items]
Granted RSUs					10,614